FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         //       (a)

                  or fiscal year ending:  12 /31 /98 (b)

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.       Registrant Name:          Life Insurance Company of North
                                            America Separate Account A

         B.       File Number:              811-1691

         C.       Telephone Number:         512/404-5000

2.       A.       Street:                   1601 Chestnut Street

         B:       City: Philadelphia  C. State: PA  D: Zip Code: 19101 Zip Ext:

         E.       Foreign Country:           Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)         N

4.       Is this the last filing on this form by Registrant? (Y/N)          N

5.       Is Registrant a small business  investment company (SBIC)?(Y/N)    N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)                Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)
                  [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

              SEC 2100 (10-94)

If filing more than one
Page 50, "X" box:       |_|


For period ending   12/31/98

File number 811- 1691

123. |_| State the total value of the additional  units  considered in answering item 122 ($000's omitted) $

124. |_| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. |_| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of    Total Assets     Total Income
                                    Series       ($000's         Distributions
                                   Investing     omitted)       ($000's omitted)


A. U.S. Treasury direct issue                     $               $

B. U.S. Government agency                         $               $

C. State and municipal tax-free                   $               $

D. Public utility debt                            $               $

E. Brokers or dealers debt or
    debt of brokers' or
    dealers' parent                               $               $

F. All other corporate intermed. &
    long-term debt                                $               $

G. All other corporate short-term
    debt                                          $               $

H. Equity securities of brokers or
    dealers or parents of brokers or
    dealers                                       $               $

I.  Investment company equity
     securities                         7         $ 69,165        $ 7,989

J. All other equity securities                    $               $

K. Other securities                               $               $

L. Total assets of all series of
    registrant                          7         $ 69,165        $   7,989

If filing more than one
Page 51, "X" box:            |_|

For period ending   12/31/98

File number 811-    1691


128. |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

         [If answer is "N" (No), go to item 131]. Y/N

129. |_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131].   Y/N

130. |_| In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

         [If answer is "N" (No), go to item 131]. Y/N

131. Total expense incurred by all series of Registrant during the current reporting period ($000's omitted) $612

132. |_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

    811-             811-               811-           811-              811-

                                 Signature Page




This report is signed on behalf of the registrant in the city of Philadelphia and the State of Pennsylvania on the 19th day of February, 1999.



                                              Life Insurance   Company of
                                              North America Separate Account A

                                             By:  Life Insurance Company of
                                                  North America

                                                  /s/Jean H. Walker
                                                  Jean H. Walkerl
                                                  Senior Vice President and
                                                  Chief Financial Officer



(Seal)

Witness
/s/Walter E. Heindl
Senior Counsel